Goodwill and Other Acquired Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Group Insurance [Member]	Dec. 31, 2011 Group Insurance [Member]	Dec. 31, 2012 Prodigy Health Group [Member]	Dec. 31, 2011 Prodigy Health Group [Member]	Dec. 31, 2012 Medicity Inc [Member]	Dec. 31, 2011 Medicity Inc [Member]	Dec. 31, 2012 PayFlex [Member]	Dec. 31, 2011 PayFlex [Member]	Dec. 31, 2012 Genworth Financial Inc Medicare Supplement Business [Member]	Dec. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Dec. 31, 2012 Other [Member]		Dec. 31, 2011 Other [Member]
Goodwill [Roll Forward]
Balance, beginning of the period	$ 6,214.4	[1]	$ 6,203.9	[1]	$ 5,146.4	$ 113.0	$ 104.0
Goodwill, Acquired During Period								(1.7)	446.2	0.1	384.7	1.6	147.4	1.5	51.9	9.0	[2]	27.3	[2]
Balance, end of the period	$ 6,214.4	[1]	$ 6,203.9	[1]	$ 5,146.4	$ 113.0	$ 104.0

[1]	At December 31, 2012 and 2011, approximately $113 million and $104 million, respectively, was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	Goodwill related to other acquisitions in 2012 is considered preliminary, pending the final allocation of the applicable purchase price.